Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 18, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 18, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated March 18, 2016
to the Statutory Prospectus dated March 1, 2016
(as supplemented March 9, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Global Diversified Income Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME
Strategy [Heading]	rr_StrategyHeading	Replace the fourth paragraph in the Principal Investment Strategies section with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund also purchases and sells call and put options on equity indexes and exchange-traded funds (“ETFs”) in order to obtain long or short exposures to certain assets categories of the Fund. The primary purpose of this investment strategy is to reduce portfolio volatility in the Fund. Principal determines the asset categories on which this strategy is applied, which may include global real estate securities, global value equity, MLPs, and/or publicly-traded infrastructure investments.

Risk [Heading]	rr_RiskHeading	In the Principal Risks section, delete the third bullet point under Derivative Risk.In the Principal Risks section, add the following within the alphabetical list:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.